As filed with the Securities and Exchange Commission on November 5, 1999
                           Registration Nos. 333-47219

                                  No. 811-08677
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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549
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                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                             Pre-Effective Amendment No.

                         Post-Effective Amendment No. _5



                                       And


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X]
                                 Amendment No. 6


                             SEPARATE ACCOUNT VA-6NY
                           (Exact Name of Registrant)

                 TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                100 MANHATTANVILLE ROAD, PURCHASE, NEW YORK 10577
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (914) 701-6000

Name and Address of Agent for Service:               Copy to:

JAMES W. DEDERER, ESQ.         FREDERICK R. BELLAMY, ESQ.
GENERAL COUNSEL                SUTHERLAND, ASBILL & BRENNAN, L.L.P.
TRANSAMERICA LIFE INSURANCE    1275 PENNSYLVANIA AVENUE, N.W.
COMPANY OF NEW YORK            WASHINGTON, D.C. 20004-2404
100 MANHATTANVILLE ROAD
PURCHASE, NEW YORK   10577

     Approximate date of proposed public offering: AS SOON AS PRACTICABLE AFTER EFFECTIVENESS OF THE REGISTRATION STATEMENT.

Title of securities being registered: Interests in a separate account under flexible premium deferred variable annuity contracts.


It is proposed that this filing will become effective:
____immediately upon filing pursuant to paragraph (b)
 x on December 8, 1999  pursuant to paragraph  (b)
___60days after  filing  pursuant to  paragraph  (a)(1)
___on _ pursuant to  paragraph (a)(1)

                           If appropriate, check the following box:
                           x this Post-Effective Amendment designates a
                           new   effective   date   for   a   previously   filed
                           Post-Effective Amendment.

Incorporating by reference Post-Effective Amendment No. 2 File No. 333-47219 (Filed July 30, 1999) to this Registration Statement on Form N-4, the Cross Reference Page, Prospectus, Statement of Additional Information, and Part C.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, Transamerica Life Insurance Company of New York certifies that this Post-Effective Amendment No. 5 to the Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on the 5th day of November, 1999.


        SEPARATE ACCOUNT VA-6NY     TRANSAMERICA
        OF TRANSAMERICA             LIFE INSURANCE COMPANY OF NEW YORK
        LIFE INSURANCE COMPANY      (DEPOSITOR)
        OF NEW YORK
        (REGISTRANT)
                                    BY:______________________________________
                                          William M. Hurst
                                           Assistant Secretary


     As Required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


Signature                               Title                                  Date


__________________________*             Chairman and Director                   November 5, 1999
Nooruddin S. Veerjee

_________________________    *          President and Director                  November 5, 1999
Alan T. Cunningham

___________________________*            Senior Vice President,                  November 5, 1999
Robert Rubinstein                       Chief Actuary, Chief Operating

                                        Officer, Secretary and Director


___________________________*            Vice President - Administration        November 5, 1999
Alexander Smith                         and Controller

___________________________*            Director                               November 5, 1999
Marc C. Abrahms

___________________________*            Director                               November 5, 1999
James T. Byrne, Jr.

___________________________*            Director                               November 5, 1999
John Fibiger

___________________________*            Director                               November 5, 1999
James B. Roszak

___________________________*            Director                               November 5, 1999
Daniel E. Jund

___________________________*            Director                               November 5, 1999
Thomas P. O'Neill


On November 5, 1999 as Attorney -in-Fact pursuant to powers of attorney previously filed and filed herewith, and in his own capacity as Assistant Secretary.

*By:  William M. Hurst